Nature of business and summary of significant accounting policies, Accounts receivable and allowance for doubtful accounts (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable and allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts		$ 0.0
Maximum [Member]
Accounts receivable and allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts	$ 0.1